TRADE AND OTHER ACCOUNTS PAYABLE (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TRADE AND OTHER ACCOUNTS PAYABLE
Current	$ 243,700,553	$ 238,109,847
Non-current	619,587	735,665
Trade accounts payable	172,142,472	174,486,806
Withholdings tax	53,326,254	47,693,379
Others	18,851,414	16,665,327
Total	$ 244,320,140	$ 238,845,512